Schedule of Investments
September 30, 2022 (unaudited)
AmericaFirst Risk-On Risk-Off Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 56.32%

Canned, Fruits, Veg & Preserves, Jams & Jellies - 1.01%
Seneca Foods Corporation (2)	1,258	63,453

Electric Services - 2.30%
Portland General Electric Co.	3,289	142,940

General Building Contractors - Residential Buildings - 1.94%
Fortune Brands Home & Security, Inc. (2)	2,238	120,158

General Industrial Machinery & Equipment, Nec - 2.63%
Nordson Corporation (2)	767	162,811

Industrial Organic Chemicals - 1.08%
FutureFuel Corp. (2)	11,093	67,002

Lumber & Wood Products (No Furniture) - 1.00%
Koppers Holdings, Inc. (2)	2,970	61,717

Measuring & Controlling Devices, Nec - 4.45%
Thermo Fisher Scientific, Inc.	270	136,941
Trimble, Inc. (2)	2,561	138,985

		275,926

Paints, Varnishes, Lacquers, Enamels & Allied Products - 2.72%
RPM International, Inc. (2)	2,023	168,536

Pharmaceutical Preparations - 4.64%
Collegium Pharmaceutical, Inc. (2)	9,242	148,057
Innoviva, Inc. (2)	12,002	139,343

		287,400

Primary Production of Aluminum - 0.77%
Century Aluminum Company (2)	9,001	47,525

Pumps & Pumping Equipment - 2.32%
Graco, Inc. (2)	2,394	143,520

Retail-Grocery Stores - 2.76%
Sprouts Farmers Market, Inc. (2)	6,167	171,134

Retail-Shoe Stores - 0.96%
Genesco, Inc. (2)	1,513	59,491

Retail-Variety Stores - 2.58%
Walmart, Inc.	1,233	159,920

Rolling Drawing & Extruding of Nonferrous Metals - 1.02%
Tredgar Corporation (2)	6,722	63,456

Search, Detection, Navigation, Guidance, Aeronautical Systems - 2.56%
Northrop Grumman Corp.	337	158,498

Security Brokers, Dealers & Flotation Companies - 1.95%
MarketAxess Holdings, Inc. (2)	544	121,035

Services-Banking - 1.05%
Hanmi Financial Corporation	2,743	64,954

Services-Computer Programming Services - 3.31%
EPAM Systems, Inc. (2)	566	205,000

Services-Employment Agencies - 0.96%
Heidrick & Struggles International, Inc. (2)	2,293	59,595

Services-Help Supply Services - 0.97%
TrueBlue, Inc. (2)	3,154	60,178

Services-Prepackaged Software - 4.14%
Ceridian HCM Holding, Inc. (2)	2,267	126,680
Tyler Technologies, Inc. (2)	374	129,965

		256,645

Services-To Dwellings & Other Buildings - 2.99%
Rollins, Inc. (2)	5,345	185,365

Specialty Cleaning, Polishing & Sanitation Preparations - 2.45%
Clorox Co. (2)	1,181	151,629

Wholesale-Computer & Peripheral Equipment & Software - 0.94%
ScanSource, Inc. (2)	2,211	58,393

Wholesale-Drugs Proprietaries & Durggists' Sundries - 2.82%
McKesson Corp.	515	175,033

Total Common Stock	(Cost $ 3,766,223)	3,491,314

Money Market Registered Investment Companies - 1.26%

Federated Hermes Institutional Prime Obligations Fund - Institutional Class, 2.97% (3)	78,241	78,241

Total Money Market Registered Investment Companies	(Cost $ 78,241)	78,241

Exchange-Traded Funds - 42.42%

Consumer Discretionary Select Sector SPDR Fund (3)	775	110,399
Consumer Staples Select Sector SPDR Fund (3)	2,386	159,218
Financial Select Sector SPDR Fund (3)	3,798	115,307
Health Care Select Select Sector SPDR Fund (3)	1,272	154,052
Invesco DB USD Index Bullish (2) (3)	18,170	547,825
iShares U.S. Real Estate ETF (3)	1,333	108,533
Materials Select Sector SPDR Fund (3)	1,684	114,529
ProShares Short MSCI EAFE (2) (3)	24,497	579,844
ProShares Short S&P 500 ETF (2) (3)	33,988	587,313
Utilities Select Sector SPDR Fund (3)	2,324	152,245

Total Exchange-Traded Funds	(Cost $ 2,500,767)	2,629,265

Total Investments - 99.80%	(Cost $ 6,6345,231)	6,198,820

Other Assets Less Liabilities - .20%		12,705

Total Net Assets - 100.00%		6,211,525

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$6,198,820	$0
Level 2 - Other Significant Observable Inputs	$0	0
Level 3 - Significant Unobservable Inputs	$0	0
Total	$6,198,820	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Exchange-traded fund.